Material Accounting Policy Information (Details)	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policy Information [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Eastmain Mine [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Place Of Incorporations, Subsidiary	Canada
Functional currency	CAD
Eastmain Resources Inc. [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Place Of Incorporations, Subsidiary	ON, Canada
Functional currency	CAD
Fury Gold USA Limited [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Place Of Incorporations, Subsidiary	Delaware, U.S.A.
Functional currency	USD
North Country Gold Corp [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Place Of Incorporations, Subsidiary	BC, Canada
Functional currency	CAD